Financial Instruments - Summary of Movements in Allowance for Impairment in Respect of Loans and Advances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
At January 1	$ 22	$ 11
Impairment loss recognized	42	31
Amounts written off	(30)	(19)
Exchange translation differences		(1)
At December 31	$ 34	$ 22